Share Capital - Free Share Plans (Details)										12 Months Ended
	Apr. 20, 2021 shares patient € / shares	Apr. 01, 2021 EUR (€) shares	Mar. 17, 2021 EUR (€) shares	Jul. 27, 2020 EUR (€) shares	Mar. 11, 2020 shares € / shares	Oct. 24, 2019	Mar. 29, 2019 shares	Jul. 27, 2018 shares	Mar. 06, 2018 shares	Dec. 31, 2021 EUR (€) shares employee € / shares	Dec. 31, 2020 EUR (€) shares € / shares	Dec. 31, 2019 EUR (€) € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (euro per share) | € / shares										€ 0.03	€ 0.03	€ 0.03
Capital increase, net | €		€ 11,077.5	€ 735	€ 180						€ 0	€ 102,942,000	€ 28,079,000
AGA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares)	362,515									362,515
AGA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares)					50,000					0	50,000
AGA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares)										362,515	50,000
Maximum term of options granted for share-based payment arrangement in the event of death or disability of optionee						6 months
AGA 2018-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares)			24,500						396,250	0	0
Vesting requirements for share-based payment arrangement, acquisition period			3 years
AGA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares)		369,250					438,250			0	0
Vesting requirements for share-based payment arrangement, acquisition period		2 years
AGA 2018-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares)				6,000				6,000		0	0
Vesting requirements for share-based payment arrangement, acquisition period				2 years
Executive Board and Employees | AGA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares)	362,515
Par value per share (euro per share) | € / shares	€ 0.03
Vesting requirements for share-based payment arrangement, holding period	1 year
Vesting requirements for share-based payment arrangement, acquisition period	2 years
Vesting requirements, recommended dose determination, minimum number of patients | patient	2
Vesting requirements, recommended dose determination, total number of patients enrolled | patient	3
Executive Board and Employees | AGA 2020 and AGA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, holding period					1 year
Vesting requirements for share-based payment arrangement, acquisition period					2 years
Vesting requirements for share-based payment arrangement, acquisition period for foreign tax residents					3 years
Anne-Juliette Hermant | AGA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares)					50,000
Par value per share (euro per share) | € / shares					€ 0.03
Employees | AGA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of employees with service conditions lifted | employee										7